Income tax	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income tax	Income tax
The major components of income tax expense are:

	Year ended December 31,
	2019	2020	2021
	(in thousands)
Consolidated Statement of Operations
Current income tax expense	$251	$538	$504
Deferred income tax expense (benefit)	(1,034)	398	121
Income tax expense (benefit)	$(783)	$936	$625
A reconciliation of income taxes computed at the French statutory rate (26.50% for the year ended December 31, 2021 and 28.00% for the years ended December 31, 2019 and 2020) to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2019 (1)	2020 (1)	2021
	(in thousands)
Profit (loss) before income taxes	$(37,522)	$(53,580)	$(19,638)
At France’s statutory income tax rate of 28% in 2019 and 2020, and 26.5% in 2021	(10,506)	(15,002)	(5,204)
Non-deductible share-based payment expense	503	836	1,361
Tax credits	(874)	(1,364)	(1,677)
Impact of the extinguishment of the convertible debts after amendment	—	398	—
Impact of debt reimbursement	—	—	1,372
Permanent differences and other	51	914	168
Unrecognized benefit of tax losses carryforward	10,043	15,154	4,605
Income tax expense (income)	$(783)	$936	$625
(1) 2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Consolidated Statement of Financial Position			Equity			Consolidated Statement of Operations
	December 31,			December 31,			Year ended December 31,
	2019	2020	2021	2019	2020	2021	2019	2020	2021
	(in thousands)			(in thousands)			(in thousands)
Government loan	46	142	(135)	—	—	—	(1)	96	(277)
Intangible assets	24	(49)	(28)	—	—	—	(47)	(72)	21
Lease contracts	(8)	—	—	—	—	—	(8)	8	—
Cash flow hedge	(3)	2	(2)	—	—	—	(2)	5	(4)
Remeasurement of non-monetary accounts	(103)	728	(171)	—	—	—	(202)	831	(899)
Convertible debts and venture debt - liability	1,901	23	—	773	(809)	—	(925)	(1,069)	(23)
Other provisions and accruals	(310)	(248)	(490)	—	—	—	(288)	62	(242)
From subsidiaries	19	19	138	—	—	—	(16)	—	119
Deferred tax asset not recognized on losses (Loss available for offsetting against future taxable income)	(1,137)	(598)	826	—	—	—	455	537	1,426
Total	$429	$19	$138	773	$(809)	$—	$(1,034)	$398	$121
The changes in deferred tax assets and liabilities were as follows:

	2019	2020	2021
	(in thousands)
At January 1st	$691	$429	$19
Tax expense (income) during the year recognized in Profit or Loss	(1,034)	398	121
Tax expense (income) during the year recognized in equity (1)	773	(809)	—
Effect of foreign exchange	(1)	1	(2)
At December 31st	$429	$19	$138
(1) In 2019, relates to the split accounting of the convertible debts and the venture debt issued with an equity component. In 2020, relates to amendments of convertible debts.
During the year ended December 31, 2020, the Company recognized (through equity) a reversal of deferred tax liabilities of $809,000 on the equity component of the convertible debts amended during the period partially offset by deferred tax expenses of $398,000 related to the impact of the extinguishment of the debt following the amendment (See Note 14.1 to the Consolidated Financial Statements).
As of December 31, 2021 the Company had accumulated tax losses which arose in France of $360,751,110 that are available for offset against future taxable profits of Sequans Communications S.A within a limit of one million euro per year, plus 50% of the profit exceeding this limit. Remaining unapplied losses would continue to be carried forward indefinitely.
Deferred tax assets were recognized in 2019, 2020 and 2021 only to the extent that deferred tax liabilities existed relating to the same taxable entity, which are expected to reverse in the same period as the asset or into which a tax loss may be carried forward.